Other Long-Term Liabilities (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
FRANCE [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 460	€ 340
2015	0
2016	0
2017	26
2018	9
2019	0
2020 - 2024	153
JAPAN [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	614	529
2015	3
2016	4
2017	5
2018	6
2019	48
2020 - 2024	€ 396